Commitments, contingencies and guarantees - Information on Derivative Contracts and Standby Letters of Credit and Other Guarantees (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 5,710,433	¥ 7,961,476
Maximum potential payout /Notional total	[1],[2]	204,781,587	253,243,082
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	242	291
Maximum potential payout /Notional total	[3]	¥ 8,422	¥ 9,494

[1]	Credit derivatives are disclosed in Note 3 "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2015 and March 31, 2016 was \7,041 million and \6,115 million, respectively.